Loan Receivable (Disclosure of loan receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loan Receivable [Abstract]
Opening balance	$ 1,301,013	$ (168,701)
Funds received, net of repayment	(1,420,320)	1,469,714
Advanced on private placement	1,971,000	0
Unrealized foreign exchange gain	(17,714)	0
Ending receivable balance	1,833,979	1,301,013
Current loans and receivables	1,290,000	1,301,013
Non-current loans and receivables	$ 543,979	$ 0